Lease liabilities (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Beginning balance	$ 61,019	$ 78,002
Acquired through the acquisition of Copper Mountain	34,617
Additional capitalized leases	21,401	27,984
Lease payments	(25,216)	(35,770)
Derecognized leases	(685)	(8,918)
Accretion and other movements	(801)	(279)
Ending balance	90,335	61,019
Current lease liabilities	28,902	16,156
Non-current lease liabilities	61,433	44,863
Lease Liabilities	$ 90,335	$ 61,019